Events After the Reporting Period - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		12 Months Ended
	Jan. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 04, 2020 shares	Feb. 29, 2020 shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Shares issued				1,499,423	4,856,273
Proceeds from issuance of ordinary shares | ¥		¥ 90,406	¥ 77,138
Ordinary Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Shares issued	5,000,000
Ordinary shares issued, stock price | $ / shares	$ 10
Proceeds from issuance of ordinary shares | $	$ 46.5
Underwriting discounts and commissions | $	$ 3.5
Ordinary shares outstanding	29,566,273
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ordinary shares outstanding	21,285,625
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ordinary shares outstanding	8,281,098
Ordinary shares issued, par value | $ / shares	$ 0.001